MWV-Q1

Quarterly Report
June 30, 2026
MFS®  West Virginia
Municipal Bond Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.0%
Airport Revenue – 0.5%
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	$445,000	$454,468
General Obligations - General Purpose – 7.3%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$260,000	$243,282
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	44,227	46,812
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	42,958	46,877
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	40,735	41,262
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	74,630	75,282
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	31,426	31,533
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	42,727	41,597
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	143,435	131,384
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	52,422	38,410
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	155,000	150,734
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	70,000	67,610
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2031	1,225,000	1,306,338
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2043	1,000,000	1,042,445
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2044	2,000,000	2,078,942
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2044	705,000	748,608
		$6,091,116
General Obligations - Schools – 3.6%
Berkeley County, WV, Public School Board of Education, 4%, 6/01/2037	$1,000,000	$1,023,747
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	820,000	641,524
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	310,000	303,720
Wood County, WV, Public School Board of Education, 4%, 6/01/2039	1,000,000	1,010,480
		$2,979,471
Healthcare Revenue - Hospitals – 14.4%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$155,000	$145,046
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	10,000	9,540
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	490,000	449,843
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), 4%, 1/01/2038	230,000	212,310
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 4.125%, 1/01/2047	1,245,000	1,027,719
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2028	1,000,000	1,001,271
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,000,707
West Virginia Hospital Finance Authority Hospital Rev. (Vandalia Health Group), “B”, 5.5%, 9/01/2048	1,000,000	1,065,679
West Virginia Hospital Finance Authority Hospital Rev. (Vandalia Health Group), “B”, 5.375%, 9/01/2053	525,000	547,226
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5%, 6/01/2027	200,000	200,221
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	1,000,000	1,010,563
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5.5%, 6/01/2050	750,000	801,019
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	860,000	757,925
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4.375%, 6/01/2053	1,000,000	963,481
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2053	750,000	766,631
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	2,220,000	1,989,148
		$11,948,329

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 0.7%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$115,000	$84,712
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	500,000	515,761
		$600,473
Land Development – 6.2%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$905,000	$861,612
Monongalia County, WV, Senior Tax Increment Improvement Refunding Rev. (Development District No. 4 - University Town Centre), “A”, 6%, 6/01/2053 (n)	875,000	925,988
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	455,000	454,995
Ohio County, WV, Special District Excise Tax Improvement & Refunding Rev. (Fort Henry Economic Opportunity Development District - The Highlands Project), “A”, AGM, 5.25%, 6/01/2045	750,000	811,130
Ohio County, WV, Special District Excise Tax Improvement & Refunding Rev. (Fort Henry Economic Opportunity Development District - The Highlands Project), “A”, AGM, 5.5%, 6/01/2054	1,000,000	1,069,428
Ohio County, WV, Tax Increment Rev., 5.25%, 6/01/2053	1,000,000	1,006,241
		$5,129,394
Miscellaneous Revenue - Other – 5.2%
Morgantown, WV, Building Commission Leave Rev. (Marilla Park Aquatic Complex), “A”, 4.25%, 12/01/2043	$790,000	$794,410
Morgantown, WV, Building Commission Leave Rev. (Marilla Park Aquatic Complex), “A”, 4.5%, 12/01/2048	540,000	533,804
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	580,000	580,571
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	245,000	248,865
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	40,000	40,138
West Virginia Economic Development Authority, Excess Lottery Rev., “A”, 5%, 7/01/2038	1,000,000	1,033,196
West Virginia School Building Authority, “A”, 3%, 7/01/2033	1,050,000	1,039,153
		$4,270,137
Multi-Family Housing Revenue – 0.4%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$273,076	$278,050
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	35,000	35,359
		$313,409
Port Revenue – 0.2%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$170,000	$136,847
Sales & Excise Tax Revenue – 3.7%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$75,000	$73,235
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	25,000	25,080
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	83,000	81,939
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,750,000	1,747,160
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	158,000	158,025
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	83,000	83,013
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	1,000	952
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	39,000	38,148
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	7,000	6,381
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	412,000	352,205
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	396,000	314,250
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	186,000	69,185
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	120,000	87,600
		$3,037,173
Single Family Housing - State – 14.1%
West Virginia Housing Development Fund Finance, “A”, 3.875%, 11/01/2044	$710,000	$694,300
West Virginia Housing Development Fund Finance, “A”, 4.75%, 11/01/2045	1,000,000	1,022,443
West Virginia Housing Development Fund Finance, “A”, 4.75%, 11/01/2048	1,000,000	1,001,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
West Virginia Housing Development Fund Finance, “A”, 4.55%, 11/01/2049	$1,000,000	$1,004,924
West Virginia Housing Development Fund Finance, “B”, 4.7%, 11/01/2044	1,000,000	1,020,048
West Virginia Housing Development Fund Finance, “B”, 4.2%, 11/01/2047	1,000,000	960,796
West Virginia Housing Development Fund Finance, “B”, 4.25%, 11/01/2052	240,000	226,470
West Virginia Housing Development Fund Finance, “B”, 4.7%, 11/01/2053	650,000	650,818
West Virginia Housing Development Fund Finance, “C”, 4.625%, 11/01/2042	1,000,000	1,010,254
West Virginia Housing Development Fund Finance, “C”, 4.8%, 11/01/2047	1,000,000	1,012,113
West Virginia Housing Development Fund Finance, “D”, 4.6%, 11/01/2043	1,000,000	1,020,327
West Virginia Housing Development Fund Finance, “D”, 4.8%, 11/01/2048	1,000,000	1,021,538
West Virginia Housing Development Fund Finance, “D”, 4.45%, 11/01/2049	1,000,000	1,002,140
		$11,648,021
State & Local Agencies – 9.3%
Jefferson County, WV, Building Commission Lease Rev. (Judicial Complex Project), BAM, 4.625%, 7/01/2042	$750,000	$770,755
Jefferson County, WV, Building Commission Lease Rev. (Judicial Complex Project), BAM, 4.875%, 7/01/2045	750,000	775,011
Morgantown, WV, Building Commission Lease Rev. (Marilla Park Improvement Project), “A”, 4.5%, 11/01/2045	500,000	505,508
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	1,000,000	937,801
Parkersburg, WV, Municipal Building Commission Lease Rev. (Recreation Facility and Fire Station Projects), 4.375%, 11/01/2054	850,000	801,910
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2042	500,000	503,554
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2047	500,000	477,876
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.375%, 5/01/2052	560,000	526,711
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile and Public Safety Facilities), “A”, 5%, 6/01/2029	500,000	500,946
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NPFG, 5.25%, 1/01/2030	1,120,000	1,122,333
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	796,163
		$7,718,568
Tax - Other – 1.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$65,000	$65,380
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	175,000	184,067
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	900,000	908,650
		$1,158,097
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$125,000	$109,921
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	320,000	250,513
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	185,000	169,814
		$530,248
Toll Roads – 1.9%
Virginia Small Business Financing Authority, Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$325,000	$268,797
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	1,000,000	943,578
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	365,000	382,239
		$1,594,614
Universities - Colleges – 7.6%
Fairmont, WV, State University Board of Governors Refunding Rev., “A”, 5%, 6/01/2032	$1,050,000	$1,150,345
Marshall University, WV, Board of Governors Rev., “A”, AGM, 3%, 5/01/2046	1,000,000	784,371
Marshall University, WV, Board of Governors Rev., “A”, AGM, 4%, 5/01/2050	1,500,000	1,317,898
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	80,000	80,110
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2049	2,000,000	2,045,876
West Virginia University, University Systems Rev., “A”, NPFG, 5.25%, 4/01/2028	875,000	895,380
		$6,273,980

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 1.5%
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University O'Connell Project), “A”, AGM, 5.25%, 7/01/2056	$185,000	$194,017
West Virginia Economic Development Authority, University Facilities Refunding Rev. (Provident Group - Marshall Properties LLC - Marshall University Project), “A-1”, AGM, 5%, 7/01/2042	1,000,000	1,066,992
		$1,261,009
Utilities - Investor Owned – 0.6%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Kentucky Power Co. - Mitchell Project), “A”, 3.75%, 4/01/2036 (Put Date 6/13/2030)	$500,000	$501,346
Utilities - Municipal Owned – 0.2%
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	$135,000	$136,845
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,066
		$146,911
Utilities - Other – 4.3%
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.25%, 6/01/2036	$295,000	$317,873
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	565,000	593,772
Black Belt Energy Gas District, AL, Gas Project Rev., “H-1”, 5%, 1/01/2034	100,000	104,827
Black Belt Energy Gas District, AL, Gas Project Rev., “J”, 5%, 11/01/2036	350,000	368,118
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	560,000	592,994
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	415,000	427,051
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	315,000	328,656
Southeast Alabama Energy Authority, Cooperative District Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	510,000	535,214
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	310,000	330,369
		$3,598,874
Water & Sewer Utility Revenue – 13.3%
Berkeley County, WV, Public Service District Water Rev., “A”, BAM, 4.25%, 12/01/2049	$1,000,000	$989,048
Berkeley County, WV, Public Service Sewer District Rev., “A”, BAM, 4.25%, 6/01/2045	1,000,000	990,805
Berkeley County, WV, Public Service Sewer District Rev., “A”, BAM, 4.375%, 6/01/2049	1,000,000	970,576
Greenbrier County, WV, Public Service District No. 1, Sewerage System Improvement Rev., “A”, BAM, 4.625%, 10/01/2052	1,000,000	964,915
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	180,000	180,071
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	135,000	138,526
Huntington, WV, Combined Sewer & Stormwater System Refunding Rev., “E”, BAM, 5%, 6/01/2046	750,000	790,340
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	76,275
Morgantown, WV, Combined Utility System Rev., “B”, 5%, 12/01/2043	2,000,000	2,055,907
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,475,000	1,484,161
Wheeling, WV, Combined Waterworks & Sewerage System Improvement Rev., “B”, BAM, 5.25%, 6/01/2050	1,000,000	1,058,821
Wheeling, WV, Combined Waterworks & Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	1,500,000	1,349,801
		$11,049,246
Total Municipal Bonds		$80,441,731
Bonds – 0.1%
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	$186,577	$67,804
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$156,906	$112,776

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 3.67% (v)	1,806,642	$1,806,642

Other Assets, Less Liabilities – 0.6%		473,250
Net Assets – 100.0%		$82,902,203

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,806,642 and
$80,622,311, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,608,287, representing 3.1% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FNMA	Federal National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$80,554,507	$—	$80,554,507
U.S. Corporate Bonds	—	67,804	—	67,804
Investment Companies	1,806,642	—	—	1,806,642
Total	$1,806,642	$80,622,311	$—	$82,428,953
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,324,489	$6,819,628	$6,337,645	$307	$(137)	$1,806,642

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$22,359	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2026, are as follows:
West Virginia	79.3%
Puerto Rico	4.5%
Alabama	2.7%
U.S. Virgin Islands	1.5%
New York	1.4%
California	1.3%
New Jersey	1.1%
Virginia	1.0%
Illinois	0.9%
Arkansas	0.8%
Wisconsin	0.6%
Guam	0.5%
Kentucky	0.5%
Ohio	0.4%
Tennessee	0.4%
New Hampshire	0.3%
Pennsylvania	0.2%
Texas	0.2%
Maryland	0.2%
Mississippi	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.